Net fee and commission income - Schedule of net fee and commission income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fee and commission income (expense) [abstract]
Payment Services	€ 1,661	€ 1,566	€ 1,638
Securities business	853	700	485
Insurance and other broking	734	705	674
Portfolio management	617	525	490
Lending business	477	368	411
Financial guarantees and other commitments	458	364	338
Other	204	286	404
Total Fee and commission income	5,004	4,514	4,439
Payment Services	563	611	669
Securities business	164	133	127
Distribution of products (Externally)	591	548	504
Other	169	211	272
Total fee and commission expenses	1,487	1,503	1,571
Net fee and commission income	€ 3,517	€ 3,011	€ 2,868